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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [_] Amendment Number:

This Amendment (Check only one.):  [_] is a restatement
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Longhorn Capital Partners, L.P.
Address: 1445 Ross Avenue
         Suite 5000
         Dallas, TX 75202

Form 13F File Number: 28-13393

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kristopher N. Kristynik
Title:   Principal
Phone:   (214) 452-6260

Signature, Place, and Date of Signing:

/s/ Kristopher N. Kristynik       Dallas, TX      May 15, 2012
-----------------------------    ---------------  -------------
        (Signature)              (City, State)       (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 15
Form 13F Information Table Value Total: 373,112 (thousands)
                                        --------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                          FORM 13F INFORMATION TABLE

COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------                 -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                                                    VOTING AUTHORITY
                            TITLE OF               VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ---------------------
NAME OF ISSUER               CLASS       CUSIP    (X1000)   PRN AMT  PRN CALL DISCRETION MANAGER    SOLE    SHARED NONE
--------------           -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AON CORP                 COM            037389103   3,206     65,350 SH  N/A     SOLE       --       65,350   0     0
CAMPBELL SOUP CO         COM            134429109   6,770    200,000 SH  N/A     SOLE       --      200,000   0     0
CASH AMER INTL INC       COM            14754D100   4,656     97,150 SH  N/A     SOLE       --       97,150   0     0
CME GROUP INC            COM            12572Q105   3,298     11,400 SH  N/A     SOLE       --       11,400   0     0
DOLLAR TREE INC          COM            256746108   1,668     17,650 SH  N/A     SOLE       --       17,650   0     0
ELECTRONIC ARTS INC      COM            285512109   1,747    106,000 SH  N/A     SOLE       --      106,000   0     0
GEO GROUP INC            COM            36159R103   4,471    235,200 SH  N/A     SOLE       --      235,200   0     0
INTUIT                   COM            461202103   1,802     29,950 SH  N/A     SOLE       --       29,950   0     0
PEPSICO INC              COM            713448108   1,785     26,900 SH  N/A     SOLE       --       26,900   0     0
QUALCOMM INC             COM            747525103   2,826     41,520 SH  N/A     SOLE       --       41,520   0     0
ROCK-TENN CO             CL A           772739207   2,498     36,968 SH  N/A     SOLE       --       36,968   0     0
SELECT SECTOR SPDR TR    SBI CONS STPLS 81369Y308  56,147  1,647,500 SH  N/A     SOLE       --    1,647,500   0     0
SPDR S&P 500 ETF TR      TR UNIT        78462F103 274,879  1,952,126 SH  N/A     SOLE       --    1,952,126   0     0
TRAVELERS COMPANIES INC  COM            89417E109   4,434     74,900 SH  N/A     SOLE       --       74,900   0     0
WAL MART STORES INC      COM            931142103   2,925     47,800 SH  N/A     SOLE       --       47,800   0     0